Cover	Jul. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2024
Entity File Number	000-53537
Entity Registrant Name	VALUE EXCHANGE INTERNATIONAL, INC.
Entity Central Index Key	0001417664
Entity Tax Identification Number	26-3767331
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10/F, FTLife Tower
Entity Address, Address Line Two	18 Sheung Yuet Road Kowloon Bay
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	999077
City Area Code	(852)
Local Phone Number	2950 4288
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false